Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

On April 7, 2025, the Company entered into a loan agreement with HSBC, pursuant to which the Company obtained a loan in the amount of $658,025 with a term from April 7, 2025 to July 4, 2025, at the interest rate of 5.77%. The loan was repaid on July 4, 2025.

On April 16, 2025, the Company entered into a loan agreement with HSBC, pursuant to which the Company obtained a loan in the amount of $756,146 with a term from April 16, 2025 to July 15, 2025, at the interest rate of 5.86%.

On July 3, 2025, the Company entered into a loan agreement with HSBC, pursuant to which the Company obtained a loan in the amount of $902,291 with a term from July 3, 2025 to October 2, 2025, at the interest rate of 3.70%.

On May 15, 2025, TLS and two other third parties, incorporated TOKYO LIFESTYLE PTY LTD, a proprietary limited company in Sydney, Australia, which principally engages in the import and retail of Japanese beauty and cosmetic products in Australia. TLS owns 51.0% of TOKYO LIFESTYLE PTY LTD and the registered capital was fully injected.

On June 3, 2025, TLS, incorporated Shenzhen Qianxusenhuo Network Technology Co., Ltd., a company incorporated on in the PRC, which principally engages in e-commerce technical, marketing and consulting services, as well as import and retail of Japanese beauty and cosmetic products in the PRC.

On June 27, 2025, the Company entered into a revolving loan facility agreement with a third party company, pursuant to which the Company obtained a revolving loan facility in the amount of approximately $12.9 million (HK$100.0 million) for a period of five years since the date of the agreement, at the interest rate of 4.68%. As of the date of this report, the Company received approximately $1.9 million (HK$15.0 million) from the lender.

These consolidated financial statements were approved by management and available for issuance on July 10, 2025, and the Company has evaluated subsequent events through this date. The Company did not identify any subsequent events except those disclosed above that would have required adjustment or disclosure in the financial statements.